Purchases of Equity Securities by the Issuer and Affiliated Purchasers	12 Months Ended
Dec. 31, 2011
Purchases of Equity Securities by the Issuer and Affiliated Purchasers [Abstract]
Purchases of Equity Securities by the Issuer and Affiliated Purchasers

27. Purchases of Equity Securities by the Issuer and Affiliated Purchasers

In addition to dividend payments, we intend to return cash to our shareholders on a regular basis through share buy backs or repayment of capital, subject to our actual and anticipated level of cash generated from operations, the cash requirements for investment in our business, our current share price and other market conditions and relevant factors.

On April 20, 2011, the General Meeting of Shareholders authorized the repurchase of up to a maximum of three times 10.0 percent of our issued share capital as of the date of authorization through October 20, 2012.

On January 19, 2011, ASML announced its intention to repurchase up to EUR 1.0 billion of its own shares within the next two years. During 2011 the Company repurchased 25,674,576 shares for a total amount of EUR 700.0 million; of the shares repurchased 13,185,305 were cancelled in 2011. The company intends to cancel the remaining repurchased shares in 2012.

The following table provides a summary of shares repurchased by the Company in 2011:

Period	Total Number of Shares purchased	Average Price Paid per Share (EUR)	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Value of Shares That May Yet be Purchased Under The Plans or Programs [1]

January 20 - 31, 2011	78,975	29.13	78,975	997,699,182
February 1 - 28, 2011	1,599,019	31.42	1,677,994	947,457,186
March 1 - 31, 2011	2,988,801	30.33	4,666,795	856,819,199
April 1 - 30, 2011	2,413,449	27.68	7,080,244	790,017,324
May 2 - 31, 2011	4,814,924	27.26	11,895,168	658,770,101
June 1 - 30, 2011	1,677,557	25.20	13,572,725	616,498,695
July 1 - 29, 2011	2,245,788	25.50	15,818,513	559,238,654
August 1 - 31, 2011	2,907,848	23.59	18,726,361	490,649,449
September 1 - 30, 2011	2,887,514	25.46	21,613,875	417,147,453
October 3 - 31, 2011	1,440,646	27.53	23,054,521	377,488,352
November 1 - 30, 2011	1,649,792	29.01	24,704,313	329,630,685
December 1 - 31, 2011	970,263	30.54	25,674,576	300,000,025

Total	25,674,576	27.26

1	This table reflects the situation as at December 31, 2011. Subsequently, on January 18, 2012, the Company announced to increase the size of the program to a maximum amount of EUR 1,130 million.